Schedule of Investments (unaudited)	iShares® MSCI China Small-Cap ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.2%
Hangzhou SF Intra-City Industrial Co. Ltd.(a)(b)(c)	70,400	$97,763

Automobile Components — 2.4%
Huazhong In-Vehicle Holdings Co. Ltd.(c)	264,000	76,293
Minth Group Ltd.(c)	352,000	700,272
Nexteer Automotive Group Ltd.	396,000	204,956
Tianneng Power International Ltd.(c)	316,000	238,947
Weifu High-Technology Group Co. Ltd.	68,500	108,088
		1,328,556
Automobiles — 0.4%
BAIC Motor Corp. Ltd., Class H(a)	814,068	231,092

Beverages — 0.5%
China Foods Ltd.	392,000	148,085
China Huiyuan Juice Group Ltd.(d)	81,000	—
Yantai Changyu Pioneer Wine Co. Ltd.	101,200	128,520
		276,605
Biotechnology — 5.2%
3SBio Inc.(a)	858,000	669,998
AIM Vaccine Co. Ltd., NVS(b)	123,200	103,974
Alphamab Oncology(a)(b)(c)	220,796	72,193
Ascentage Pharma Group International(a)(b)(c)	101,200	231,139
CanSino Biologics Inc., Class H(a)(b)(c)	44,000	114,723
Everest Medicines Ltd.(a)(b)(c)	83,386	235,804
InnoCare Pharma Ltd.(a)(b)	264,000	146,175
Keymed Biosciences Inc.(a)(b)(c)	78,500	325,203
Lepu Biopharma Co. Ltd.(a)(b)	264,000	174,190
Shanghai Haohai Biological Technology Co. Ltd.,
Class H(a)	13,200	71,959
Untrade Cteg(d)	600,000	1
Zai Lab Ltd.(b)	413,600	774,270
		2,919,629
Building Products — 0.7%
China Lesso Group Holdings Ltd.	506,000	233,230
China State Construction Development Holdings Ltd.	352,000	107,125
Triumph New Energy Co. Ltd., Class H (b)(c)	128,000	82,229
		422,584
Capital Markets — 1.5%
Bairong Inc. (a)(b)	110,000	127,916
China Everbright Ltd.(c)	440,000	242,403
China Renaissance Holdings Ltd.(a)(b)(c)(d)	162,800	96,505
Noah Holdings Ltd., ADR	18,260	188,443
Up Fintech Holding Ltd., ADR(b)	44,616	189,618
		844,885
Chemicals — 4.2%
China BlueChemical Ltd., Class H	704,000	224,420
China Risun Group Ltd.	616,000	235,810
China XLX Fertiliser Ltd.	284,000	145,137
Dongyue Group Ltd.	630,000	752,294
Fufeng Group Ltd.(c)	660,600	516,951
Global New Material International Holdings Ltd.(b)(c)	264,000	129,817
Huabao International Holdings Ltd.(c)	440,000	145,817
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	184,893	99,666
Sinofert Holdings Ltd.	1,056,000	130,980
Untradelumena Newmat, NVS(d)	21,700	—
		2,380,892
Commercial Services & Supplies — 2.2%
Binjiang Service Group Co. Ltd.	44,359	103,637
Changjiu Holdings Ltd.(b)	13,400	116,087
Security	Shares	Value

Commercial Services & Supplies (continued)
China Everbright Environment Group Ltd.	1,716,000	$801,140
Dynagreen Environmental Protection Group Co. Ltd.,
Class H	176,000	58,879
Zonqing Environmental Ltd., NVS(b)(c)	40,000	144,238
		1,223,981
Communications Equipment — 0.2%
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.,
Class H(a)(c)	88,000	95,591

Construction & Engineering — 2.6%
China Conch Venture Holdings Ltd.(c)	682,000	531,650
Greentown Management Holdings Co. Ltd.(a)	281,000	247,802
Sinopec Engineering Group Co. Ltd., Class H	682,000	458,888
Xinte Energy Co. Ltd.(b)(c)	176,000	212,508
		1,450,848
Construction Materials — 1.1%
Asia Cement China Holdings Corp.	242,000	101,795
China Resources Building Materials Technology
Holdings Ltd.	1,144,000	205,486
CSG Holding Co. Ltd.	510,447	172,969
MH Development Ltd.(d)	112,000	—
West China Cement Ltd.	880,000	119,473
		599,723
Consumer Finance — 1.4%
FinVolution Group, ADR	60,544	289,400
Lufax Holding Ltd., ADR	93,500	418,880
Yixin Group Ltd.(a)	748,000	65,212
		773,492
Consumer Staples Distribution & Retail — 2.4%
Chongqing Hongjiu Fruit Co. Ltd.(b)(d)	211,280	44,658
Dada Nexus Ltd., ADR(b)(c)	41,932	69,607
East Buy Holding Ltd.(a)(b)	198,000	464,340
Ping An Healthcare and Technology Co. Ltd.(a)(b)	259,600	372,843
Shenzhen Pagoda Industrial Group Corp. Ltd., NVS	198,000	79,500
Sipai Health Technology Co. Ltd., NVS(b)	123,200	99,721
Sun Art Retail Group Ltd.(c)	1,122,000	251,761
		1,382,430
Containers & Packaging — 0.2%
CPMC Holdings Ltd.	132,000	114,777

Distributors — 0.3%
China Tobacco International HK Co. Ltd.	97,000	169,908

Diversified Consumer Services — 3.1%
China Chunlai Education Group Co. Ltd.(c)	123,000	75,469
China East Education Holdings Ltd.(a)	242,000	71,398
China Education Group Holdings Ltd.	484,000	315,023
China New Higher Education Group Ltd.(a)	396,000	115,931
Fenbi Ltd., NVS(b)	374,000	198,946
Fu Shou Yuan International Group Ltd.	660,000	434,235
Gaotu Techedu Inc., ADR(b)	20,372	116,121
Tianli International Holdings Ltd.	616,000	405,392
		1,732,515
Diversified REITs — 0.3%
Yuexiu REIT	1,188,000	149,265

Electrical Equipment — 0.5%
China Fiber Optic Network System Group Ltd.(d)	181,600	—
Hangzhou Steam Turbine Power Group Co. Ltd.,
Class B	198,012	190,934
Harbin Electric Co. Ltd., Class H	352,000	123,671

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Small-Cap ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Trony Solar Holdings Co. Ltd.(d)	216,000	$—
		314,605
Electronic Equipment, Instruments & Components — 3.1%
Anxin-China Holdings Ltd.(d)	672,000	1
BOE Varitronix Ltd.	132,000	90,287
FIH Mobile Ltd. (b)(c)	1,452,000	139,797
Kingboard Holdings Ltd.	308,000	747,512
Kingboard Laminates Holdings Ltd.	440,000	476,207
Q Technology Group Co. Ltd.(b)	220,000	97,788
Wasion Holdings Ltd.	232,000	218,020
		1,769,612
Energy Equipment & Services — 0.2%
Dalipal Holdings Ltd.	176,000	118,603

Entertainment — 3.4%
Alibaba Pictures Group Ltd.(b)	5,490,000	317,032
Cloud Music Inc.(a)(b)	30,800	433,620
HUYA Inc., ADR	38,368	194,910
iDreamSky Technology Holdings Ltd.(a)(b)(c)	440,000	170,119
Maoyan Entertainment(a)(b)	158,400	180,897
NetDragon Websoft Holdings Ltd.(c)	132,000	198,343
Untrade SMI Holdings(d)	267,200	—
XD Inc.(b)(c)	132,000	332,291
Zengame Technology Holding Ltd.	144,000	64,411
		1,891,623
Financial Services — 1.0%
CSSC Hong Kong Shipping Co. Ltd.	528,000	104,201
Genertec Universal Medical Group Co. Ltd.(a)	352,000	200,188
Haitong UniTrust International Leasing Co. Ltd.,
Class H(a)	704,000	67,516
SY Holdings Group Ltd.	198,000	108,869
Yeahka Ltd.(b)(c)	70,400	92,002
		572,776
Food Products — 2.3%
China Modern Dairy Holdings Ltd.(c)	1,320,000	128,566
COFCO Joycome Foods Ltd.(b)	1,276,000	312,317
Star Plus Legend Holdings Ltd., Class H, NVS	74,500	108,601
Weilong Delicious Global Holdings Ltd., NVS(c)	220,000	159,208
Yihai International Holding Ltd.	241,820	449,764
Zhou Hei Ya International Holdings Co. Ltd.(a)	506,000	116,575
		1,275,031
Gas Utilities — 0.8%
Towngas Smart Energy Co. Ltd.(c)	484,000	176,654
Zhongyu Energy Holdings Ltd.(b)	396,000	255,716
		432,370
Ground Transportation — 0.6%
ANE Cayman Inc.(b)	308,000	245,363
Canggang Railway Ltd., NVS	616,000	89,585
		334,948
Health Care Equipment & Supplies — 3.1%
AK Medical Holdings Ltd.(a)(c)	236,000	151,699
Angelalign Technology Inc.(a)(c)	19,800	155,444
Beijing Chunlizhengda Medical Instruments Co. Ltd.,
Class H	44,000	53,056
Kangji Medical Holdings Ltd.	176,000	135,968
Lifetech Scientific Corp. (b)	1,496,000	323,765
MicroPort NeuroTech Ltd., NVS(b)	104,000	122,107
Microport Scientific Corp.(b)(c)	382,800	285,553
Peijia Medical Ltd.(a)(b)(d)	220,000	97,813
Shanghai MicroPort MedBot Group Co. Ltd.(b)	110,000	205,392
Security	Shares	Value

Health Care Equipment & Supplies (continued)
Untrade Hosa International Ltd.(d)	220,000	$—
Venus MedTech Hangzhou Inc., Class H(a)(b)(d)	176,000	107,508
Zylox-Tonbridge Medical Technology Co. Ltd.(a)(b)	66,000	93,523
		1,731,828
Health Care Providers & Services — 2.3%
Adicon Holdings Ltd., NVS(b)(c)	88,000	92,046
Arrail Group Ltd., NVS(a)(b)	110,000	84,395
China Resources Medical Holdings Co. Ltd.(c)	396,000	193,942
Gushengtang Holdings Ltd.(c)	61,600	332,009
Jinxin Fertility Group Ltd.(a)(b)(c)	968,000	390,033
New Horizon Health Ltd.(a)(b)(c)(d)	132,000	226,735
		1,319,160
Health Care Technology — 0.4%
Medlive Technology Co. Ltd.(a)	101,500	99,258
Yidu Tech Inc. (a)(b)	264,000	135,672
		234,930
Hotels, Restaurants & Leisure — 1.7%
China Travel International Investment Hong Kong Ltd.	880,000	136,544
DPC Dash Ltd., NVS(b)	23,400	170,206
Haichang Ocean Park Holdings Ltd.(a)(b)	1,496,000	141,558
Helens International Holdings Co. Ltd. (c)	198,000	71,178
Huangshan Tourism Development Co. Ltd., Class B(b)	92,400	72,072
Jiumaojiu International Holdings Ltd.(a)	440,000	270,919
Nayuki Holdings Ltd.(b)(c)	242,000	76,690
		939,167
Household Durables — 1.2%
Chervon Holdings Ltd.	57,200	175,541
Skyworth Group Ltd.	552,000	197,397
TCL Electronics Holdings Ltd.	409,000	297,175
		670,113
Household Products — 0.2%
Blue Moon Group Holdings Ltd.(a)	396,000	105,240

Independent Power and Renewable Electricity Producers — 2.0%
Beijing Jingneng Clean Energy Co. Ltd., Class H	704,000	187,630
Canvest Environmental Protection Group Co. Ltd.	220,000	110,276
CGN New Energy Holdings Co. Ltd.	616,000	202,754
China Datang Corp. Renewable Power Co. Ltd.,
Class H	1,100,000	266,146
Concord New Energy Group Ltd.	2,460,000	201,797
Xinyi Energy Holdings Ltd.	968,000	137,726
		1,106,329
Industrial Conglomerates — 0.7%
CITIC Resources Holdings Ltd.	1,320,000	86,083
Shanghai Industrial Holdings Ltd.	202,632	290,973
		377,056
Insurance — 1.0%
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)	330,000	561,224

Interactive Media & Services — 3.1%
Hello Group Inc., ADR	65,032	366,781
JOYY Inc., ADR	17,556	524,222
Meitu Inc.(a)(c)	1,364,000	490,190
Weibo Corp., ADR	39,512	349,681
		1,730,874
IT Services — 2.7%
Chinasoft International Ltd.	1,144,000	588,610
Digital China Holdings Ltd.(c)	264,000	117,352
GDS Holdings Ltd.(b)	479,600	477,349
INESA Intelligent Tech Inc., Class B	127,642	66,341
Kingsoft Cloud Holdings Ltd.(b)	968,980	188,578

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Small-Cap ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
National Agricultural Holdings Ltd., NVS(d)	108,900	$—
Vnet Group Inc., ADR(b)	46,640	90,482
		1,528,712
Life Sciences Tools & Services — 0.1%
Joinn Laboratories China Co. Ltd., Class H(a)	48,400	52,610

Machinery — 2.4%
CIMC Enric Holdings Ltd.	331,193	335,006
First Tractor Co. Ltd., Class H	184,000	202,342
LK Technology Holdings Ltd.(c)	282,991	132,372
Lonking Holdings Ltd.	880,000	163,102
Sany Heavy Equipment International Holdings Co. Ltd.	528,000	403,069
Shanghai Mechanical and Electrical Industry Co. Ltd.,
Class B	101,205	97,562
		1,333,453
Media — 0.5%
Mobvista Inc.(a)(b)	220,000	82,639
Xinhua Winshare Publishing and Media Co. Ltd.,
Class H	176,000	211,730
		294,369
Metals & Mining — 2.6%
China Metal Recycling Holdings Ltd.(d)	184,800	—
China Nonferrous Mining Corp Ltd.	636,000	611,073
China Oriental Group Co. Ltd.	528,000	73,859
Jinchuan Group International Resources Co. Ltd.	1,144,000	127,462
Shougang Fushan Resources Group Ltd.	918,000	419,388
Tiangong International Co. Ltd.(c)	616,000	141,562
Untrade Real Gold Mining(d)	126,000	—
Wanguo International Mining Group Ltd.	116,000	117,032
Youyuan International Holdings Ltd.(d)	120,000	—
		1,490,376
Oil, Gas & Consumable Fuels — 1.5%
CGN Mining Co. Ltd.(b)	1,240,000	472,208
Kinetic Development Group Ltd.	1,144,000	146,284
Sinopec Kantons Holdings Ltd.	462,000	233,707
		852,199
Paper & Forest Products — 1.0%
China Forestry Holdings Co. Ltd.(d)	306,000	—
Lee & Man Paper Manufacturing Ltd.(c)	616,000	189,933
Nine Dragons Paper Holdings Ltd.(b)	765,000	400,376
Qunxing Paper Holdings Co. Ltd.(d)	148,000	—
Superb Summit International Group Ltd.(d)	2,975	—
		590,309
Personal Care Products — 0.3%
Shanghai Chicmax Cosmetic Co. Ltd., NVS	26,400	154,273

Pharmaceuticals — 8.9%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(c)	117,000	143,417
China Animal Healthcare Ltd.(d)	140,000	—
China Medical System Holdings Ltd.	628,000	530,802
China Shineway Pharmaceutical Group Ltd.	135,000	144,441
China Traditional Chinese Medicine Holdings Co. Ltd.	1,408,000	759,776
Consun Pharmaceutical Group Ltd.	176,000	150,133
Grand Pharmaceutical Group Ltd.	484,000	306,001
Hua Han Health Industry Holdings Ltd.(d)	505,580	1
HUTCHMED China Ltd.(b)(c)	264,165	999,430
Luye Pharma Group Ltd. (a)(b)(c)	880,000	302,229
Ocumension Therapeutics(a)(b)	132,000	114,835
SciClone Pharmaceuticals Holdings Ltd.(a)	146,500	346,562
Shandong Xinhua Pharmaceutical Co. Ltd., Class H	88,000	62,915
Shanghai Haixin Group Co., Class B	31,363	6,335
Security	Shares	Value

Pharmaceuticals (continued)
Sihuan Pharmaceutical Holdings Group Ltd.	1,936,000	$134,054
Simcere Pharmaceutical Group Ltd.(a)	364,000	273,495
SSY Group Ltd.	616,000	371,658
Tong Ren Tang Technologies Co. Ltd., Class H	278,000	190,194
YiChang HEC ChangJiang Pharmaceutical Co. Ltd.,
Class H(a)(b)	123,200	156,198
		4,992,476
Real Estate Management & Development — 10.5%
A-Living Smart City Services Co. Ltd.(a)	297,000	118,680
C&D Property Management Group Co. Ltd.	220,000	90,072
China Aoyuan Group Ltd.(b)	896,000	19,706
China Jinmao Holdings Group Ltd.	2,816,000	249,573
China Overseas Grand Oceans Group Ltd.(c)	836,000	225,889
China Overseas Property Holdings Ltd.	610,000	412,626
Country Garden Services Holdings Co. Ltd.	1,012,000	736,315
Gemdale Properties & Investment Corp. Ltd.(c)	2,728,000	101,502
Greentown China Holdings Ltd.	528,000	517,376
Greentown Service Group Co. Ltd.	672,000	327,678
Hopson Development Holdings Ltd.(b)	528,024	255,989
Jinke Smart Services Group Co. Ltd.(b)	57,200	65,099
Midea Real Estate Holding Ltd.(a)	132,000	73,978
Poly Property Group Co. Ltd.	968,000	184,011
Poly Property Services Co. Ltd., Class H	70,400	294,469
Radiance Holdings Group Co. Ltd.(b)(c)	396,000	142,289
Redco Properties Group Ltd.(a)(b)(c)(d)	704,000	54,720
Seazen Group Ltd.(b)	1,144,000	211,294
Shanghai Jinqiao Export Processing Zone
Development Co. Ltd., Class B	123,283	116,101
Shenzhen Investment Ltd.	1,232,000	167,540
Shoucheng Holdings Ltd.	1,057,600	176,334
Shui On Land Ltd.	1,716,000	166,764
SOHO China Ltd.(b)	990,000	96,504
Sunac China Holdings Ltd.(b)	1,630,000	306,391
Sunac Services Holdings Ltd.(a)	704,000	170,040
Yuexiu Property Co. Ltd.	748,000	542,320
Yuexiu Services Group Ltd., NVS	198,000	89,596
		5,912,856
Semiconductors & Semiconductor Equipment — 1.7%
Daqo New Energy Corp., ADR(b)	21,384	481,567
JinkoSolar Holding Co. Ltd., ADR	15,532	461,922
		943,489
Software — 1.3%
AsiaInfo Technologies Ltd.(a)	105,600	93,712
Linklogis Inc.(a)	374,000	98,992
Ming Yuan Cloud Group Holdings Ltd.(c)	440,000	139,789
Tuya Inc.(b)	105,028	212,157
Weimob Inc.(a)(b)(c)	1,012,000	191,433
		736,083
Specialty Retail — 0.2%
Boshiwa International Holding Ltd.(d)	67,000	—
China Meidong Auto Holdings Ltd.	352,000	113,287
		113,287
Technology Hardware, Storage & Peripherals — 0.4%
Canaan Inc., ADR(b)(c)	21,010	21,220
Legend Holdings Corp., Class H(a)(c)	268,400	234,949
		256,169
Textiles, Apparel & Luxury Goods — 2.3%
361 Degrees International Ltd.	396,000	226,630
China Lilang Ltd.	195,000	113,655
China Longevity Group Co. Ltd.(b)(d)	96,000	—

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Small-Cap ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Fuguiniao Co. Ltd.(d)	43,200	$—
Golden Solar New Energy Technology Holdings
Ltd. (b)(c)	529,200	332,932
JNBY Design Ltd.(c)	88,000	165,150
Xtep International Holdings Ltd.(c)	682,000	474,769
		1,313,136
Tobacco — 1.0%
RLX Technology Inc., ADR	293,964	555,592

Trading Companies & Distributors — 0.5%
China Aircraft Leasing Group Holdings Ltd.	123,500	48,166
Huitongda Network Co. Ltd.(a)(b)	39,600	142,796
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	92,400	71,517
		262,479
Transportation Infrastructure — 3.7%
Anhui Expressway Co. Ltd., Class H	196,000	247,118
Beijing Capital International Airport Co. Ltd., Class H(b)	880,000	298,961
COSCO Shipping International Hong Kong Co. Ltd.	204,000	103,293
COSCO Shipping Ports Ltd.	582,000	403,360
Hainan Meilan International Airport Co. Ltd., Class H(b)	111,000	139,262
Shenzhen International Holdings Ltd.(c)	660,000	548,565
Sichuan Expressway Co. Ltd., Class H	292,000	128,621
Yuexiu Transport Infrastructure Ltd.	389,601	202,083
		2,071,263
Water Utilities — 0.5%
China Water Affairs Group Ltd.	380,000	274,559

Total Long-Term Investments — 98.6%
(Cost: $63,761,425)		55,407,715
Security	Shares	Value

Short-Term Securities

Money Market Funds — 19.6%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%(e)(f)(g)	10,966,953	$10,970,244
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%(e)(f)	40,000	40,000

Total Short-Term Securities — 19.6%
(Cost: $11,008,991)		11,010,244

Total Investments — 118.2%
(Cost: $74,770,416)		66,417,959

Liabilities in Excess of Other Assets — (18.2)%		(10,247,308)

Net Assets — 100.0%		$56,170,651

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,772,234	$—	$(801,275	)(a)	$1,306	$(2,021)	$10,970,244	10,966,953	$374,340	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	80,000	—	(40,000	)(a)	—	—	40,000	40,000	2,207		—
					$1,306	$(2,021)	$11,010,244		$376,547		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	31	06/21/24	$710	$(2,327)

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Small-Cap ETF
May 31, 2024

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$12,690,700	$42,089,073	$627,942	$55,407,715
Short-Term Securities
Money Market Funds	11,010,244	—	—	11,010,244
	$23,700,944	$42,089,073	$627,942	$66,417,959
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(2,327)	$—	$(2,327)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Common
Stocks
Assets:
Opening balance, as of August 31, 2023	$760,951
Transfers into Level 3(a)	778,297
Transfers out of Level 3(a)	(52,888)
Accrued discounts/premiums	—
Net realized gain (loss)	(1,544,182)
Net change in unrealized appreciation (depreciation)(b)	972,354
Purchases	252,778
Sales	(539,368)
Closing balance, as of May 31, 2024	$627,942
Net change in unrealized appreciation (depreciation) on investment still held at May 31, 2024(b)	$(88,883)

(a)	As of August 31, 2023, the Fund used observable inputs in determining the value of certain investments. As of May 31, 2024, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 1 or Level 2 to Level 3 in the fair value hierarchy.

(b)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Small-Cap ETF
May 31, 2024

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 instruments as of period end. The table does not include Level 3 instruments with values based upon unadjusted third party pricing information in the amount of $2. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets:
Common Stocks	$627,940	Market	Discount Rate	5% - 25%	12%

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust